Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Raw materials	$ 505
Work in process	383
Finished goods	89
Total Inventories	$ 977